Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000008397 | 29452E101 | Equitable Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008397 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008397 | 21871X109 | Corebridge Financial, Inc
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008397 | 949746101 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008397 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008398 | 29452E101 | Equitable Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008398 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008398 | 21871X109 | Corebridge Financial, Inc
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008398 | 949746101 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008398 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008429 | 64125C109 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008429 | 02043Q107 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008429 | 632307104 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008429 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008429 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008430 | 64125C109 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008430 | 02043Q107 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008430 | 632307104 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008430 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008430 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008334 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008334 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008334 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008334 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008334 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008335 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008335 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008335 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008335 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008335 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008415 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000008415 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008415 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008415 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008415 | 00206R102 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008416 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000008416 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008416 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008416 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008416 | 00206R102 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008431 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000008431 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000008431 | 437076102 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008431 | 580135101 | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008431 | 09857L108 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008432 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000008432 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000008432 | 437076102 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008432 | 580135101 | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008432 | 09857L108 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008433 | 22160K105 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008433 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000008433 | 742718109 | The Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008433 | 191216100 | The Coca-Cola Co.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008433 | 713448108 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008434 | 22160K105 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008434 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000008434 | 742718109 | The Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008434 | 191216100 | The Coca-Cola Co.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008434 | 713448108 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008435 | 30231G102 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000008435 | 166764100 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000008435 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000008435 | 969457100 | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008435 | 26875P101 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008436 | 30231G102 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000008436 | 166764100 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000008436 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000008436 | 969457100 | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008436 | 26875P101 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008338 | 803054204 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008338 | 042068205 | ARM Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008338 | 404280406 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008338 | 670100205 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008338 | 80105N105 | Sanofi S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008338 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000008338 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000008338 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000008338 | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008338 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008339 | 803054204 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008339 | 042068205 | ARM Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008339 | 404280406 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008339 | 670100205 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008339 | 80105N105 | Sanofi S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008339 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000008339 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000008339 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000008339 | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008339 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008437 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000008437 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000008437 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008437 | 57636Q104 | MasterCard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008437 | 060505104 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008438 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000008438 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000008438 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008438 | 57636Q104 | MasterCard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008438 | 060505104 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008439 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008439 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000008439 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008439 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008439 | 58933Y105 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008440 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008440 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000008440 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008440 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008440 | 58933Y105 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008441 | 369604301 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008441 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008441 | 75513E101 | Raytheon Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008441 | 907818108 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008441 | 438516106 | Honeywell International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008442 | 369604301 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008442 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008442 | 75513E101 | Raytheon Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008442 | 907818108 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008442 | 438516106 | Honeywell International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008399 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008399 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008399 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008399 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000008399 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008400 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008400 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008400 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008400 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000008400 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008360 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008360 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008360 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000008360 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008360 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008361 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008361 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008361 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000008361 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008361 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008358 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000008358 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008358 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008358 | 30231G102 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008358 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008359 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000008359 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008359 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008359 | 30231G102 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008359 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008419 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000008419 | 824348106 | The Sherwin-Williams Co.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008419 | 009158106 | Air Products & Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008419 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008419 | 35671D857 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008420 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000008420 | 824348106 | The Sherwin-Williams Co.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008420 | 009158106 | Air Products & Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008420 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008420 | 35671D857 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008364 | 969904101 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008364 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008364 | 74624M102 | Pure Storage, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008364 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008364 | 256163106 | DocuSign, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008365 | 969904101 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008365 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008365 | 74624M102 | Pure Storage, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008365 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008365 | 256163106 | DocuSign, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008352 | 969904101 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000008352 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008352 | 74624M102 | Pure Storage, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008352 | 165167735 | Expand Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008352 | 452327109 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008353 | 969904101 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000008353 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008353 | 74624M102 | Pure Storage, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008353 | 165167735 | Expand Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008353 | 452327109 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008362 | 165167735 | Expand Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008362 | 912008109 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008362 | Y2573F102 | Flex, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008362 | 759509102 | Reliance Steel & Aluminum Co.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008362 | 05352A100 | Avantor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008363 | 165167735 | Expand Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008363 | 912008109 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008363 | Y2573F102 | Flex, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008363 | 759509102 | Reliance Steel & Aluminum Co.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008363 | 05352A100 | Avantor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008356 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008356 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008356 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008356 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008356 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008357 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008357 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008357 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008357 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008357 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012315 | 88642R109 | Tidewater, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012315 | 05722G100 | Baker Hughes Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000012315 | G9460G101 | Valaris, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012315 | 703481101 | Patterson-UTI Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012315 | G65431127 | Noble Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012316 | 88642R109 | Tidewater, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012316 | 05722G100 | Baker Hughes Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000012316 | G9460G101 | Valaris, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012316 | 703481101 | Patterson-UTI Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012316 | G65431127 | Noble Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008401 | 46116X101 | Intra-Cellular Therapies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008401 | G7709Q104 | Royalty Pharma PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008401 | 218352102 | Corcept Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008401 | 05464T104 | Axsome Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008401 | 717081103 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008402 | 46116X101 | Intra-Cellular Therapies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008402 | G7709Q104 | Royalty Pharma PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008402 | 218352102 | Corcept Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008402 | 05464T104 | Axsome Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008402 | 717081103 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008403 | 651639106 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000008403 | 008474108 | Agnico Eagle Mines, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008403 | 067901108 | Barrick Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008403 | 962879102 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000008403 | 351858105 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008404 | 651639106 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000008404 | 008474108 | Agnico Eagle Mines, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008404 | 067901108 | Barrick Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008404 | 962879102 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000008404 | 351858105 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008405 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008405 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000008405 | 03027X100 | American Tower Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008405 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008405 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008406 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008406 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000008406 | 03027X100 | American Tower Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008406 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008406 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008407 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000008407 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008407 | 747525103 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008407 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008407 | 882508104 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008408 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000008408 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008408 | 747525103 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008408 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008408 | 882508104 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008336 | 011659109 | Alaska Air Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008336 | 377322102 | Glaukos Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008336 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008336 | 109641100 | Brinker International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008336 | 433000106 | Hims & Hers Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008337 | 011659109 | Alaska Air Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008337 | 377322102 | Glaukos Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008337 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008337 | 109641100 | Brinker International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008337 | 433000106 | Hims & Hers Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008354 | 85208M102 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008354 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008354 | 92243G108 | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008354 | 840441109 | SouthState Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008354 | G3730V105 | FTAI Aviation, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008355 | 85208M102 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008355 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008355 | 92243G108 | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008355 | 840441109 | SouthState Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008355 | G3730V105 | FTAI Aviation, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008366 | 918204108 | VF Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008366 | 74736K101 | Qorvo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008366 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008366 | 62482R107 | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008366 | 770323103 | Robert Half, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008367 | 918204108 | VF Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008367 | 74736K101 | Qorvo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008367 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008367 | 62482R107 | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008367 | 770323103 | Robert Half, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008409 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000008409 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008409 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008409 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008409 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008410 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000008410 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008410 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008410 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008410 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008340 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008340 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008340 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008340 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000008340 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008341 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008341 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008341 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008341 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000008341 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057897 | 01609W102 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000057897 | 722304102 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000057897 | 47215P106 | JD.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000057897 | 89677Q107 | Trip.com Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000057897 | 64110W102 | NetEase, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000057897 | China
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000057898 | 01609W102 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000057898 | 722304102 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000057898 | 47215P106 | JD.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000057898 | 89677Q107 | Trip.com Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000057898 | 64110W102 | NetEase, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000057898 | China
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000008346 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008346 | 437076102 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008346 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008346 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008346 | 38141G104 | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000008347 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008347 | 437076102 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008347 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008347 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008347 | 38141G104 | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000024060 | 01609W102 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000024060 | 722304102 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024060 | 874039100 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000024060 | 40415F101 | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024060 | 456788108 | Infosys, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024060 | China
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000024060 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000024060 | India
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000024060 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000024060 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024061 | 01609W102 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000024061 | 722304102 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024061 | 874039100 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000024061 | 40415F101 | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024061 | 456788108 | Infosys, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024061 | China
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000024061 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000024061 | India
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000024061 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000024061 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034818 | 91912E105 | Vale S.A.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000034818 | 71654V101 | Petroleo Brasileiro S.A.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000034818 | 465562106 | Itau Unibanco Holding S.A.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000034818 | 71654V408 | Petroleo Brasileiro S.A.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000034818 | 344419106 | Fomento Economico Mexicano S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034818 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000034818 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000034818 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034818 | Chile
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034818 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034819 | 91912E105 | Vale S.A.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000034819 | 71654V101 | Petroleo Brasileiro S.A.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000034819 | 465562106 | Itau Unibanco Holding S.A.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000034819 | 71654V408 | Petroleo Brasileiro S.A.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000034819 | 344419106 | Fomento Economico Mexicano S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034819 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000034819 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000034819 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034819 | Chile
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034819 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008342 | 969904101 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000008342 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008342 | 74624M102 | Pure Storage, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008342 | 165167735 | Expand Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008342 | 452327109 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008343 | 969904101 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000008343 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008343 | 74624M102 | Pure Storage, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008343 | 165167735 | Expand Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008343 | 452327109 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008348 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008348 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008348 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008348 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008348 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008349 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008349 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008349 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008349 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008349 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008344 | 85208M102 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008344 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008344 | 92243G108 | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008344 | 840441109 | SouthState Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008344 | G3730V105 | FTAI Aviation, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008345 | 85208M102 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008345 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008345 | 92243G108 | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008345 | 840441109 | SouthState Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008345 | G3730V105 | FTAI Aviation, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008413 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000008413 | 21037T109 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000008413 | 842587107 | The Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000008413 | 26441C204 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008413 | 92840M102 | Vistra Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008414 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000008414 | 21037T109 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000008414 | 842587107 | The Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000008414 | 26441C204 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008414 | 92840M102 | Vistra Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%